INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Current provision	$ 524,977	$ 862,795	$ 774,327
Deferred provision (benefit)	(2,698)	0	(118,030)
Total provision for income taxes	$ 522,279	$ 862,795	$ 656,297